RELATED PARTY TRANSACTIONS - Founder Shares (Details)			1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 09, 2021 shares	Oct. 07, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($) D $ / shares shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 shares
RELATED PARTY TRANSACTIONS
Offering costs paid by sponsor in exchange for issuance of founder shares | $				$ 25,000
Shares subject to forfeiture			675,000	675,000		675,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				20.00%	20.00%	20.00%
Restrictions on transfer period of time after business combination completion				1 day	1 year
Sponsor[Member]
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $				$ 25,000
Founder Shares
RELATED PARTY TRANSACTIONS
Share dividend			0.2
Founder Shares | Sponsor[Member]
RELATED PARTY TRANSACTIONS
Offering costs paid by sponsor in exchange for issuance of founder shares | $		$ 25,000
Number of shares issued		4,312,500
Aggregate number of shares owned			5,175,000	5,175,000		5,175,000
Shares subject to forfeiture	675,000		0	0	0	0
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders	20.00%
Percentage of founders shares subject to exceptions				50.00%	50.00%
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.50	$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30